Offerings - Offering: 1	Dec. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	1,362,005
Proposed Maximum Offering Price per Unit	13.00
Maximum Aggregate Offering Price	$ 17,706,065.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,445.20
Offering Note	Note 1.a. Represents common shares, no par value (the "Common Shares"), of Elemental Royalty Corp. (the "Registrant") issuable pursuant to replacement options of the Registrant governed by the terms of the Stock Option Plan of EMX Royalty Corp. (the "Plan"), registered herein. Note 1.b. Estimated solely for the purpose of calculating the registration fee pursuant to 457(h) under the Securities Act of 1933, as amended and based upon the weighted average exercise price of the outstanding options under the Plan. Note 1.c. Pursuant to Rule 416 promulgated under the Securities Act, this registration statement also covers an indeterminate number of additional Common Shares of the Registrant that may be offered or issued by reason of certain corporate transactions or events, including any stock dividend, stock split or any other similar transaction effected which results in an increase in the number of Common Shares.